2. PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 23,000	$ 29,000